INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INVENTORIES
Raw materials	$ 138.4	$ 220.9
Work-in-process	5.4	8.0
Finished goods	372.7	329.3
Total	516.5	558.2
Provision for inventories	37.0	28.9	59.1
Provision for purchase commitments	11.9	(9.8)	3.1
Accrued provision for inventory	$ 12.3	$ 0.3